Segmented Information - Summary of Sales by Classes of Similar Products (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 25, 2023	Mar. 26, 2022	Mar. 27, 2021
Product Information [Line Items]
Net sales, total	$ 162,950	$ 181,342	$ 143,068
Retail Segment [Member] | Operating Segments [Member]
Product Information [Line Items]
Net sales, total	153,428	167,819	130,758
Other Segments [Member] | Operating Segments [Member]
Product Information [Line Items]
Net sales, total	9,522	13,523	12,310
Jewelry and Other [Member]
Product Information [Line Items]
Net sales, total	85,798	90,522	67,296
Jewelry and Other [Member] | Retail Segment [Member] | Operating Segments [Member]
Product Information [Line Items]
Net sales, total	77,611	78,586	55,743
Jewelry and Other [Member] | Other Segments [Member] | Operating Segments [Member]
Product Information [Line Items]
Net sales, total	8,187	11,936	11,553
Timepieces [Member]
Product Information [Line Items]
Net sales, total	77,152	90,820	75,772
Timepieces [Member] | Retail Segment [Member] | Operating Segments [Member]
Product Information [Line Items]
Net sales, total	75,817	89,233	75,015
Timepieces [Member] | Other Segments [Member] | Operating Segments [Member]
Product Information [Line Items]
Net sales, total	$ 1,135	$ 1,587	$ 757